Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2012
Schedule IV-Reinsurance
Schedule IV-Reinsurance

Union Security Life Insurance Company of New York
for the year ended December 31, 2012
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,527,165	$0	$157,762	$1,369,403	0.0%
Premiums:
Life insurance	$5,908	$0	$961	$4,947	0.0%
Accident and health insurance	28,874	6,807	10,551	25,130	27.1%
Total earned premiums	$34,782	$6,807	$11,512	$30,077	22.6%
Benefits:
Life insurance	$4,217	$0	$1,653	$2,564	0.0%
Accident and health insurance	31,186	4,879	19,012	17,053	28.6%
Total policyholder benefits	$35,403	$4,879	$20,665	$19,617	24.9%

Union Security Life Insurance Company of New York
for the year ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,704,427	$0	$170,494	$1,533,933	0.0%
Premiums:
Life insurance	$7,094	$0	$1,337	$5,757	0.0%
Accident and health insurance	31,678	9,355	11,247	29,786	31.4%
Total earned premiums	$38,772	$9,355	$12,584	$35,543	26.3%
Benefits:
Life insurance	$8,621	$0	$2,909	$5,712	0.0%
Accident and health insurance	39,539	9,620	22,657	26,502	36.3%
Total policyholder benefits	$48,160	$9,620	$25,566	$32,214	29.9%

Union Security Life Insurance Company of New York
for the year ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,975,303	$0	$232,377	$1,742,926	0.0%
Premiums:
Life insurance	$9,979	$0	$3,195	$6,784	0.0%
Accident and health insurance	35,072	8,727	11,942	31,857	27.4%
Total earned premiums	$45,051	$8,727	$15,137	$38,641	22.6%
Benefits:
Life insurance	$6,182	$0	$3,868	$2,314	0.0%
Accident and health insurance	67,591	6,928	56,388	18,131	38.2%
Total policyholder benefits	$73,773	$6,928	$60,256	$20,445	33.9%